Equipment (Tables)	12 Months Ended
Mar. 31, 2024
Equipment
Schedule of information about equipment

Computer
equipment
Cost
At March 31, 2023	—
Additions	5,727
At March 31, 2024	5,727

Accumulated Depreciation
At March 31, 2023	—
Charge for the year	(240)
At March 31, 2024	(240)

Carrying Value
At March 31, 2023	—
At March 31, 2024	5,487